UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number: 811-604

Washington Mutual Investors Fund, Inc.
(Exact name of Registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Jennifer L. Butler
Secretary
Washington Mutual Investors Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005
(Name and address of agent for service)

Registrant's telephone number, including area code:   (202) 842-5665

Date of fiscal year end: April 30, 2009

Date of reporting period: July 31, 2008

ITEM 1. Schedule of Investments.

Washington Mutual Investors FundSM
Investment portfolio

July 31, 2008		unaudited

		Market value
Common stocks — 96.58%	Shares	(000)

ENERGY — 11.89%
Apache Corp.	3,550,000	$398,204
Baker Hughes Inc.	5,140,000	426,157
Chevron Corp.	29,044,800	2,456,028
ConocoPhillips	4,050,000	330,561
EOG Resources, Inc.	3,664,756	368,418
Exxon Mobil Corp.	15,990,000	1,286,076
Halliburton Co.	7,290,277	326,750
Hess Corp.	2,150,000	218,010
Marathon Oil Corp.	19,325,224	956,019
Occidental Petroleum Corp.	3,150,000	248,314
Royal Dutch Shell PLC, Class B (ADR)	3,050,000	213,988
Schlumberger Ltd.	9,130,000	927,608
		8,156,133

MATERIALS — 4.13%
Air Products and Chemicals, Inc.	4,000,000	380,840
Alcoa Inc.	13,950,000	470,812
CRH PLC (ADR)	2,000,000	53,900
Dow Chemical Co.	5,000,000	166,550
E.I. du Pont de Nemours and Co.	9,800,000	429,338
Newmont Mining Corp.	3,200,000	153,472
PPG Industries, Inc.	3,539,587	214,641
Rohm and Haas Co.	3,405,000	255,375
Vulcan Materials Co.	3,510,000	225,307
Weyerhaeuser Co.	9,000,000	481,140
		2,831,375

INDUSTRIALS — 13.94%
3M Co.	1,800,000	126,702
Boeing Co.	7,340,000	448,547
Burlington Northern Santa Fe Corp.	1,000,000	104,130
Caterpillar Inc.	10,540,000	732,741
Deere & Co.	2,250,000	157,860
Eaton Corp.	1,200,000	85,248
Emerson Electric Co.	3,400,000	165,580
General Dynamics Corp.	2,950,000	262,963
General Electric Co.	95,970,000	2,714,991
Illinois Tool Works Inc.	5,160,000	241,746
Ingersoll-Rand Co. Ltd., Class A	4,200,000	151,200
Lockheed Martin Corp.	2,000,000	208,660
Masco Corp.	4,950,000	81,626
Northrop Grumman Corp.	12,430,000	837,658
Pitney Bowes Inc.	4,000,000	126,760
		unaudited

		Market value
Common stocks	Shares	(000)

INDUSTRIALS (continued)
Raytheon Co.	2,500,000	$142,325
Rockwell Automation	3,000,000	133,530
Southwest Airlines Co.	7,500,000	116,925
Tyco International Ltd.	6,943,750	309,413
Union Pacific Corp.	2,800,000	230,832
United Parcel Service, Inc., Class B	17,875,900	1,127,612
United Technologies Corp.	14,515,000	928,670
Waste Management, Inc.	3,500,000	124,390
		9,560,109

CONSUMER DISCRETIONARY — 8.67%
Best Buy Co., Inc.	13,445,000	534,035
Carnival Corp., units	15,250,000	563,335
Gannett Co., Inc.	4,000,000	72,480
Harley-Davidson, Inc.	3,950,000	149,468
Home Depot, Inc.	3,240,000	77,209
Honda Motor Co., Ltd. (ADR)	5,350,000	171,147
Johnson Controls, Inc.	22,298,200	672,514
Limited Brands, Inc.	14,432,155	237,986
Lowe’s Companies, Inc.	55,480,000	1,127,354
McDonald’s Corp.	11,690,000	698,945
News Corp., Class A	17,160,000	242,471
NIKE, Inc., Class B	1,700,000	99,756
Target Corp.	22,770,000	1,029,887
VF Corp.	3,800,000	272,004
		5,948,591

CONSUMER STAPLES — 8.19%
Archer Daniels Midland Co.	1,000,000	28,630
Avon Products, Inc.	12,240,000	518,976
Coca-Cola Co.	23,195,000	1,194,543
H.J. Heinz Co.	3,500,000	176,330
Hershey Co.	4,000,000	147,080
Kimberly-Clark Corp.	4,050,000	234,211
Kraft Foods Inc., Class A	20,540,000	653,583
PepsiCo, Inc.	15,809,468	1,052,278
Procter & Gamble Co.	2,000,000	130,960
SYSCO Corp.	6,907,900	195,908
Walgreen Co.	17,400,000	597,516
Wal-Mart Stores, Inc.	11,665,847	683,852
		5,613,867

HEALTH CARE — 12.80%
Abbott Laboratories	22,510,000	1,268,213
Aetna Inc.	10,720,000	439,627
Amgen Inc.[1]	6,026,000	377,408
Becton, Dickinson and Co.	1,000,000	84,910
Bristol-Myers Squibb Co.	36,182,410	764,172
C. R. Bard, Inc.	1,730,000	160,613
Cardinal Health, Inc.	7,750,000	416,408
Eli Lilly and Co.	21,908,191	1,032,095
Johnson & Johnson	17,140,000	1,173,576
McKesson Corp.	2,500,000	139,975
Medtronic, Inc.	11,325,000	598,300
Merck & Co., Inc.	32,819,487	1,079,761
Pfizer Inc	15,225,000	284,251

		unaudited

		Market value
Common stocks	Shares	(000)

HEALTH CARE (continued)
Stryker Corp.	4,390,000	$281,794
UnitedHealth Group Inc.	7,020,000	197,122
Wyeth	11,800,000	478,136
		8,776,361

FINANCIALS — 13.51%
AFLAC Inc.	1,505,000	83,693
Allstate Corp.	8,300,000	383,626
American Express Co.	4,700,000	174,464
American International Group, Inc.	14,336,600	373,468
Bank of America Corp.	44,258,200	1,456,095
Bank of New York Mellon Corp.	4,500,000	159,750
Capital One Financial Corp.	800,000	33,488
Chubb Corp.	2,100,000	100,884
Citigroup Inc.	53,077,200	992,013
Fannie Mae	16,040,000	184,460
Fifth Third Bancorp	5,500,000	76,835
Freddie Mac	2,650,000	21,651
HSBC Holdings PLC (ADR)	5,172,000	426,742
JPMorgan Chase & Co.	31,511,000	1,280,292
Lincoln National Corp.	5,700,000	271,890
Marsh & McLennan Companies, Inc.	22,266,900	629,040
MGIC Investment Corp.	3,275,000	20,960
Progressive Corp.	7,670,000	155,318
SunTrust Banks, Inc.	2,100,000	86,226
U.S. Bancorp	29,068,000	889,771
Wachovia Corp.	5,043,900	87,108
Washington Mutual, Inc.	3,187,000	16,987
Wells Fargo & Co.	42,352,700	1,282,016
XL Capital Ltd., Class A	4,225,000	75,585
		9,262,362

INFORMATION TECHNOLOGY — 10.74%
Cisco Systems, Inc.[1]	13,280,000	292,027
Google Inc., Class A1	1,092,000	517,335
Hewlett-Packard Co.	19,815,000	887,712
Intel Corp.	30,400,000	674,576
International Business Machines Corp.	15,695,000	2,008,646
Linear Technology Corp.	3,965,000	123,113
Microsoft Corp.	24,970,000	642,228
Motorola, Inc.	3,500,000	30,240
Nokia Corp. (ADR)	3,700,000	101,084
Oracle Corp.[1]	29,220,000	629,107
Paychex, Inc.	10,950,000	360,474
SAP AG (ADR)	12,990,000	750,952
Texas Instruments Inc.	14,320,000	349,122
		7,366,616

TELECOMMUNICATION SERVICES — 5.79%
AT&T Inc.	83,002,500	2,557,307
Sprint Nextel Corp., Series 1	17,825,000	145,095
Verizon Communications Inc.	37,170,000	1,265,267
		3,967,669

		unaudited

		Market value
Common stocks	Shares	(000)

UTILITIES — 5.97%
Ameren Corp.	1,400,000	$57,526
American Electric Power Co., Inc.	7,100,000	280,450
Constellation Energy Group, Inc.	5,500,000	457,380
Dominion Resources, Inc.	4,550,000	201,019
Entergy Corp.	8,621,184	921,777
Exelon Corp.	17,645,000	1,387,250
FPL Group, Inc.	6,500,000	419,445
NiSource Inc.	2,500,000	42,700
PPL Corp.	1,700,000	79,832
Public Service Enterprise Group Inc.	4,000,000	167,200
Xcel Energy Inc.	4,000,000	80,240
		4,094,819

MISCELLANEOUS — 0.95%
Other common stocks in initial period of acquisition		653,186

Total common stocks (cost: $54,748,382,000)		66,231,088

Convertible securities — 0.10%

FINANCIALS — 0.05%
Fannie Mae, Series 2008-1, 8.75% noncumulative convertible preferred[1]	1,354,000	33,335

MISCELLANEOUS — 0.05%
Other common stocks in initial period of acquisition		34,739

Total convertible securities (cost: $113,038,000)		68,074

	Principal amount
Short-term securities — 2.96%	(000)

3M Co. 2.02% due 8/20/2008	$75,000	74,916
AT&T Inc. 2.23% due 10/17/2008[2]	30,000	29,819
Bank of America Corp. 2.54% due 8/29/2008	75,000	74,846
CAFCO, LLC 2.65% due 8/1/2008[2]	38,300	38,297
Caterpillar Financial Services Corp. 2.04%–2.10% due 8/13–8/19/2008	129,700	129,577
Coca-Cola Co. 2.06%–2.13% due 8/8–9/9/2008[2]	76,300	76,174
E.I. duPont de Nemours and Co. 2.05%–2.15% due 8/6–8/29/2008[2]	73,500	73,428
Fannie Mae 2.10%–2.36% due 9/8–11/4/2008	30,000	29,850
Federal Farm Credit Banks 3.31% due 8/14/2008	35,000	34,969
Federal Home Loan Bank 1.67%–2.285% due 8/8–10/20/2008	140,850	140,473
Freddie Mac 2.05%–2.553% due 8/4–9/29/2008	154,300	153,903
Harley-Davidson Funding Corp. 2.33% due 8/14/2008[2]	20,000	19,982
Harvard University 2.06% due 9/16/2008	25,000	24,933
John Deere Capital Corp. 2.13%–2.14% due 9/17–10/8/2008[2]	55,100	54,892

		unaudited

	Principal amount	Market value
Short-term securities	(000)	(000)

Johnson & Johnson 2.07% due 9/17/2008[2]	$50,000	$49,824
Jupiter Securitization Co., LLC 2.45% due 8/21/2008[2]	51,700	51,626
Kimberly-Clark Worldwide Inc. 2.10% due 8/11/2008[2]	26,140	26,119
Merck & Co. Inc. 2.15% due 9/8–9/9/2008	100,400	100,163
NetJets Inc. 2.12% due 8/26/2008[2]	16,400	16,375
PepsiCo Inc. 2.03% due 8/7/2008[2]	55,000	54,978
Pfizer Inc 2.21% due 10/7/2008[2]	50,000	49,744
Private Export Funding Corp. 2.20% due 9/16/2008[2]	15,000	14,957
Procter & Gamble Co. 2.08% due 9/23–9/24/2008[2]	65,400	65,193
Procter & Gamble International Funding S.C.A. 2.10%–2.29% due 9/17–9/18/2008[2]	78,700	78,442
Ranger Funding Co. LLC 2.62% due 8/11/2008[2]	50,000	49,960
U.S. Treasury Bills 1.38%–1.865% due 8/14–11/13/2008	257,200	256,213
United Parcel Service Inc. 2.11% due 8/7–8/12/2008[2]	71,600	71,560
Wal-Mart Stores Inc. 2.05%–2.10% due 12/9–12/22/2008[2]	138,000	136,397
Wells Fargo & Co. 2.43% due 8/15/2008	50,000	49,949

Total short-term securities (cost: $2,028,091,000)		2,027,559

Total investment securities (cost: $56,889,511,000)		68,326,721

Other assets less liabilities		250,023

Net assets		$68,576,744

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $957,767,000, which represented 1.40% of the net assets of the Fund.

Key to abbreviation

ADR = American Depositary Receipts

Disclosure of fair value measurements

The Fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on May 1, 2008. FAS 157 requires the Fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.  The following table presents the Fund’s valuation levels as of July 31, 2008 (dollars in thousands):

Investment securities

Level 1 - Quoted prices	$66,299,162
Level 2 - Other significant observable inputs	2,027,559
Level 3 - Significant unobservable inputs	-
Total	$68,326,721

 unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$16,058,739
Gross unrealized depreciation on investment securities	(4,644,039)
Net unrealized appreciation on investment securities	11,414,700
Cost of investment securities for federal income tax purposes	56,912,021

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-901-0908O-S15827

ITEM 2. Controls and Procedures.

The Registrant's Principal Executive Officer and Principal Financial Officer
have concluded,  based  on  their  evaluation  of the  Registrant's  disclosure controls and  procedures  (as defined  in Rule  30a-3(c) under the Investment
Company Act of 1940), that such controls and procedures are adequate and reasonably  designed to achieve the purposes  described in paragraph (c) of such rule.

There were no changes in the  Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940)
that occurred  during the  Registrant's  last fiscal quarter that has materially affected,  or is  reasonably  likely  to  materially  affect,  the  Registrant's internal control over financial reporting.

ITEM 3. Exhibits.

The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Washington Mutual Investors Fund, Inc.

By
                                   /s/ Jeffrey L. Steele, President and Principal Executive Officer

Date: September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By
     /s/ Jeffrey L. Steele, President and Principal Executive Officer

Date: September 26, 2008

 By
      /s/ Michael W. Stockton, Vice President, Treasurer,
      and Principal Financial Officer

Date: September 26, 2008